Schedule of Other Income, Net (Details)		12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Other Income and Expenses [Abstract]
Rental income	[1]	$ 69,306	£ 54,830	£ 49,482
Gain on termination of life insurance policy	[1]			38,737
Other		46	37	773
Total		$ 69,352	£ 54,867	£ 88,992

[1]	The Company’s subsidiary leased part of its office to an independent third party for the storage of goods. The period of the lease is less than one year.